UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21286

Name of Fund: BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit

Allocation Income Trust II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities

321 Henderson Receivables I LLC, Series 2012-1A, Class A, 4.21%, 2/16/65 (a)	US	D 1,029	$1,054,789
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		553	582,214
Atrium CDO Corp., Series 5A, Class A4, 0.86%, 7/20/20 (a)(b)		2,650	2,232,625
Continental Airlines Pass-Through Certificates, Series 2009-2, Class B, 9.25%, 11/10/18		1,271	1,391,441
SLM Student Loan Trust, Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		1,864	1,805,132

Total Asset-Backed Securities – 1.5%			7,066,201

Corporate Bonds

Aerospace & Defense — 0.9%
BE Aerospace, Inc., 5.25%, 4/01/22		1,745	1,832,250
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		610	649,650
7.13%, 3/15/21		600	644,250
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		1,014	1,090,050

			4,216,200

Airlines — 0.2%
Delta Air Lines, Inc., Series 2002-1, Class G-1, 6.72%, 7/02/24		1,013	1,094,337

Auto Components — 0.8%
Delphi Corp., 6.13%, 5/15/21		570	622,013
Icahn Enterprises LP:
7.75%, 1/15/16		610	641,262
8.00%, 1/15/18		2,270	2,411,875

			3,675,150

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (c):
1.38%, 7/15/17		1,000	1,009,974
2.50%, 7/15/22		1,475	1,503,733
Constellation Brands, Inc., 7.25%, 5/15/17		1,970	2,272,887

			4,786,594

Building Products — 0.3%
Building Materials Corp. of America (a):
7.00%, 2/15/20		375	408,750
6.75%, 5/01/21		1,060	1,158,050

			1,566,800

	Par (000)		Value
Corporate Bonds

Capital Markets — 5.1%
Ameriprise Financial, Inc., 5.30%, 3/15/20 (c)	US	D 3,250	$3,767,491
E*Trade Financial Corp., 12.50%, 11/30/17		1,865	2,135,425
The Goldman Sachs Group, Inc. (c):
5.25%, 7/27/21		1,175	1,236,859
5.75%, 1/24/22		3,415	3,730,287
6.25%, 2/01/41		4,450	4,859,440
Morgan Stanley, 5.75%, 1/25/21 (c)		3,915	3,983,199
Murray Street Investment Trust I, 4.65%, 3/09/17 (d)		600	616,745
UBS AG (c):
2.25%, 1/28/14		1,627	1,644,650
5.88%, 7/15/16		2,800	3,000,883

			24,974,979

Chemicals — 1.4%
Celanese US Holdings LLC, 5.88%, 6/15/21		1,545	1,672,462
Hexion US Finance Corp., 6.63%, 4/15/20		755	771,988
Huntsman International LLC, 8.63%, 3/15/21		595	684,250
Ineos Finance Plc (a):
8.38%, 2/15/19		320	331,200
7.50%, 5/01/20		730	740,950
LyondellBasell Industries NV, 5.75%, 4/15/24		1,885	2,134,762
Solutia, Inc., 7.88%, 3/15/20		586	692,945

			7,028,557

Commercial Banks — 5.1%
Amsouth Bank, Series AI, 4.85%, 4/01/13		1,050	1,071,000
Asciano Finance Ltd., 5.00%, 4/07/18 (a)		900	947,735
Associated Banc-Corp, 5.13%, 3/28/16		2,200	2,370,474
Branch Banking & Trust Co. (b)(c):
0.79%, 9/13/16		1,100	1,041,091
0.77%, 5/23/17		675	625,445
CIT Group, Inc.:
7.00%, 5/02/16 (a)		1,570	1,577,850
7.00%, 5/02/17 (a)		418	420,555
4.25%, 8/15/17		1,380	1,380,000
5.25%, 3/15/18		1,190	1,259,912
5.50%, 2/15/19 (a)		1,040	1,097,200
5.00%, 8/15/22		520	520,000
City National Corp., 5.25%, 9/15/20 (c)		2,350	2,545,005
Discover Bank, 8.70%, 11/18/19		1,200	1,517,045
HSBC Finance Corp., 6.68%, 1/15/21 (c)		1,525	1,700,460
Regions Financial Corp.:
4.88%, 4/26/13		2,525	2,572,344

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Commercial Banks (concluded)
Regions Financial Corp. (concluded):
5.75%, 6/15/15	USD	1,800	$1,919,250
SVB Financial Group, 5.38%, 9/15/20		2,300	2,544,104

			25,109,470

Commercial Services & Supplies — 3.9%
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)		9,300	9,550,886
6.75%, 4/06/21		2,325	2,330,743
Casella Waste Systems, Inc., 7.75%, 2/15/19		721	715,592
Clean Harbors, Inc.:
7.63%, 8/15/16		1,238	1,290,615
5.25%, 8/01/20 (a)		463	477,469
Corrections Corp. of America, 7.75%, 6/01/17		3,375	3,655,547
Covanta Holding Corp., 6.38%, 10/01/22		665	713,732
Mobile Mini, Inc., 7.88%, 12/01/20		275	290,469

			19,025,053

Communications Equipment — 1.1%
Avaya, Inc., 9.75%, 11/01/15 (c)		900	702,000
Brocade Communications Systems, Inc., 6.88%, 1/15/20 (c)		2,965	3,217,025
Hughes Satellite Systems Corp., 6.50%, 6/15/19		420	451,500
Zayo Group LLC / Zayo Capital, Inc., 8.13%, 1/01/20 (a)		760	803,700

			5,174,225

Construction Materials — 0.2%
HD Supply, Inc., 8.13%, 4/15/19 (a)		900	981,000

Consumer Finance — 5.4%
American Express Credit Corp., 2.75%, 9/15/15 (c)		5,850	6,168,883
Capital One Bank USA NA, 8.80%, 7/15/19		3,325	4,282,620
Daimler Finance North America LLC, 2.63%, 9/15/16 (a)(c)		3,425	3,564,709
Experian Finance Plc, 2.38%, 6/15/17 (a)		750	758,207
Ford Motor Credit Co. LLC:
7.00%, 4/15/15		2,580	2,870,250
8.00%, 12/15/16		975	1,152,412
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		1,815	1,960,200
SLM Corp., 6.25%, 1/25/16		4,870	5,162,200
Toll Brothers Finance Corp., 5.88%, 2/15/22		410	437,340

			26,356,821

	Par (000)		Value
Corporate Bonds

Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc (a):
7.38%, 10/15/17	USD	425	$455,531
9.13%, 10/15/20		235	246,750
Ball Corp.:
7.13%, 9/01/16		1,750	1,900,938
6.75%, 9/15/20		2,210	2,447,575
Crown Americas LLC, 6.25%, 2/01/21		825	911,625
Sealed Air Corp., 8.38%, 9/15/21 (a)		130	148,200

			6,110,619

Diversified Financial Services — 7.0%
Ally Financial, Inc.:
4.50%, 2/11/14		1,775	1,830,469
8.30%, 2/12/15		1,230	1,366,838
8.00%, 11/01/31		1,230	1,472,925
Bank of America Corp.:
3.75%, 7/12/16 (c)		1,395	1,444,800
5.30%, 3/15/17 (c)		3,640	3,909,385
5.00%, 5/13/21		50	53,898
Citigroup, Inc. (c):
6.38%, 8/12/14		1,300	1,404,246
4.59%, 12/15/15		975	1,037,361
4.45%, 1/10/17		2,680	2,863,569
DPL, Inc., 7.25%, 10/15/21 (a)		1,080	1,228,500
General Electric Capital Corp., 6.25% (b)(e)		2,700	2,761,884
General Motors Financial Co., Inc., 6.75%, 6/01/18		500	550,486
ING Bank NV, 5.00%, 6/09/21 (a)(c)		2,350	2,525,733
Intesa Sanpaolo SpA:
2.38%, 12/21/12		3,500	3,427,602
6.50%, 2/24/21 (a)(c)		475	427,614
Moody’s Corp., 6.06%, 9/07/17		6,000	6,421,002
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		245	260,313
7.88%, 8/15/19		740	815,850
9.88%, 8/15/19 (a)		305	323,300
6.88%, 2/15/21		110	117,150
WMG Acquisition Corp., 9.50%, 6/15/16		205	224,731

			34,467,656

Diversified Telecommunication Services — 4.0%
AT&T, Inc., 6.30%, 1/15/38 (c)		4,000	5,313,068
Level 3 Financing, Inc.:
8.13%, 7/01/19		3,149	3,314,322
8.63%, 7/15/20		650	697,125
Telecom Italia Capital SA, 6.18%, 6/18/14		975	989,625
Telefonica Emisiones SAU, 5.46%, 2/16/21		1,360	1,223,995

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.:
1.95%, 3/28/14 (c)	USD	3,650	$3,735,837
7.35%, 4/01/39		2,375	3,593,548
Windstream Corp., 7.88%, 11/01/17		730	802,088

			19,669,608

Electric Utilities — 2.8%
CMS Energy Corp., 5.05%, 3/15/22		1,125	1,199,315
Great Plains Energy, Inc., 5.29%, 6/15/22 (d)		1,650	1,823,724
Mirant Mid Atlantic Pass Through Trust, Series B, 9.13%, 6/30/17		517	547,960
Nisource Finance Corp.:
6.40%, 3/15/18		1,070	1,259,926
5.25%, 2/15/43		1,200	1,311,548
Oncor Electric Delivery Co. LLC (a)(c):
4.10%, 6/01/22		1,200	1,275,805
5.30%, 6/01/42		820	931,453
Progress Energy, Inc., 7.00%, 10/30/31 (c)		4,000	5,390,792

			13,740,523

Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		800	960,000
NXP BV, 3.21%, 10/15/13 (b)		400	398,500

			1,358,500

Energy Equipment & Services — 3.4%
Atwood Oceanics, Inc., 6.50%, 2/01/20		110	117,150
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21		700	721,000
Energy Transfer Partners LP, 5.20%, 2/01/22		3,000	3,315,105
Ensco Plc, 4.70%, 3/15/21		1,965	2,204,245
Frac Tech Services LLC, 8.13%, 11/15/18 (a)		1,085	1,101,275
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (a)		285	285,000
Key Energy Services, Inc., 6.75%, 3/01/21		745	746,863
MEG Energy Corp. (a):
6.50%, 3/15/21		955	990,813
6.38%, 1/30/23		225	230,344
Oil States International, Inc., 6.50%, 6/01/19		505	531,513
Peabody Energy Corp., 6.25%, 11/15/21 (a)		1,555	1,535,562
Precision Drilling Corp., 6.50%, 12/15/21		425	442,000
Transocean, Inc.:
6.50%, 11/15/20		1,125	1,343,459
6.38%, 12/15/21		1,375	1,654,181

	Par (000)		Value
Corporate Bonds

Energy Equipment & Services (concluded)
Transocean, Inc. (concluded):
6.80%, 3/15/38	USD	975	$1,207,226

			16,425,736

Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (c)		2,500	3,202,610

Food Products — 1.2%
Kraft Foods Group, Inc., 5.00%, 6/04/42 (a)		1,325	1,494,503
Kraft Foods, Inc.:
6.50%, 8/11/17		1,665	2,045,719
6.13%, 8/23/18		1,660	2,059,695
Smithfield Foods, Inc., 10.00%, 7/15/14		374	440,385

			6,040,302

Gas Utilities — 0.2%
El Paso Natural Gas Co., 8.63%, 1/15/22		695	895,701

Health Care Equipment & Supplies — 0.6%
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (a)		2,250	2,595,937
Teleflex, Inc., 6.88%, 6/01/19		490	520,625

			3,116,562

Health Care Providers & Services — 3.8%
Aetna, Inc., 6.75%, 12/15/37 (c)		1,700	2,352,462
Aviv Healthcare Properties LP, 7.75%, 2/15/19		460	475,525
HCA, Inc.:
8.50%, 4/15/19		240	270,450
6.50%, 2/15/20		2,380	2,659,650
7.25%, 9/15/20		3,435	3,838,612
INC Research LLC, 11.50%, 7/15/19 (a)		695	688,050
inVentiv Health, Inc. (a): 10.00%, 8/15/18		270	222,750
Tenet Healthcare Corp.:
10.00%, 5/01/18		1,530	1,774,800
8.88%, 7/01/19		1,125	1,275,469
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)		3,400	4,891,675

			18,449,443

Health Care Technology — 1.3%
Amgen, Inc.:
5.15%, 11/15/41 (c)		4,208	4,657,726
5.65%, 6/15/42		42	49,272
5.38%, 5/15/43 (c)		1,650	1,881,368

			6,588,366

Household Durables — 0.3%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (a)		690	701,213

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Household Durables (concluded)
Standard Pacific Corp., 8.38%, 1/15/21	USD	890	$999,025

			1,700,238

Independent Power Producers & Energy Traders — 1.1%
The AES Corp.:
9.75%, 4/15/16		985	1,184,462
7.38%, 7/01/21 (a)		135	154,406
Calpine Corp., 7.25%, 10/15/17 (a)		440	476,300
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,880	2,070,350
Exelon Generation Co. LLC, 4.00%, 10/01/20		190	196,823
Laredo Petroleum, Inc.:
9.50%, 2/15/19		295	333,350
7.38%, 5/01/22 (a)		265	279,575
QEP Resources, Inc., 5.38%, 10/01/22		569	584,648

			5,279,914

Industrial Conglomerates — 0.3%
The ADT Corp., 4.88%, 7/15/42 (a)		1,310	1,401,562

Insurance — 6.3%
American International Group, Inc. (c):
3.80%, 3/22/17		1,500	1,558,988
8.25%, 8/15/18		625	770,010
6.40%, 12/15/20		2,590	3,030,163
Aon Corp., 5.00%, 9/30/20 (c)		4,600	5,211,395
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		2,800	2,855,672
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)		1,000	1,044,498
Genworth Financial, Inc., 7.63%, 9/24/21		970	949,817
ING Verzekeringen NV, 2.51%, 6/21/21 (b)	EUR	430	500,899
Manulife Financial Corp., 4.90%, 9/17/20 (c)	USD	4,700	5,088,939
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		430	362,275
Principal Financial Group, Inc., 8.88%, 5/15/19		980	1,303,218
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		3,400	4,066,686
XL Group Ltd., 5.75%, 10/01/21 (c)		3,430	3,926,053

			30,668,613

IT Services — 1.1%
Ceridian Corp., 8.88%, 7/15/19 (a)		1,760	1,852,400

	Par (000)		Value
Corporate Bonds

IT Services (concluded)
Epicor Software Corp., 8.63%, 5/01/19	USD	720	$738,000
First Data Corp.:
7.38%, 6/15/19 (a)(c)		935	975,906
8.25%, 1/15/21 (a)		85	84,788
12.63%, 1/15/21		710	717,100
SunGard Data Systems, Inc., 7.38%, 11/15/18		730	775,625

			5,143,819

Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16		3,825	4,188,375
Life Technologies Corp., 6.00%, 3/01/20 (c)		4,200	5,020,239

			9,208,614

Machinery — 1.1%
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14		3,400	3,853,550
UR Merger Sub Corp. (a):
5.75%, 7/15/18		235	245,575
7.38%, 5/15/20		600	634,500
7.63%, 4/15/22		548	582,935

			5,316,560

Media — 8.6%
AMC Networks, Inc., 7.75%, 7/15/21		395	447,338
CCH II LLC, 13.50%, 11/30/16		2,317	2,566,077
Comcast Corp., 6.30%, 11/15/17 (c)		3,400	4,177,906
Cox Communications, Inc., 8.38%, 3/01/39 (a)		3,400	5,117,687
CSC Holdings LLC:
8.50%, 4/15/14		680	749,700
8.63%, 2/15/19		1,200	1,407,000
DIRECTV Holdings LLC, 5.00%, 3/01/21		2,575	2,949,317
DISH DBS Corp., 7.00%, 10/01/13		1,750	1,844,062
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		190	203,063
Intelsat Luxemburg SA:
11.25%, 2/04/17		890	925,600
11.50%, 2/04/17 (f)		400	416,000
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		1,175	1,321,875
News America, Inc., 6.15%, 3/01/37		2,750	3,336,567
Time Warner Cable, Inc., 6.75%, 6/15/39		4,050	5,294,168
Time Warner, Inc., 7.70%, 5/01/32		4,150	5,766,579

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Media (concluded)
Unitymedia Hessen GmbH & Co. KG (a):
8.13%, 12/01/17	USD	1,566	$1,699,110
7.50%, 3/15/19		1,040	1,101,396
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		2,675	2,942,500

			42,265,945

Metals & Mining — 2.1%
AngloGold Ashanti Holdings Plc, 5.13%, 8/01/22		1,450	1,488,215
Barrick Gold Corp., 2.90%, 5/30/16 (c)		1,150	1,208,872
FMG Resources August 2006 Property Ltd. (a):
6.88%, 2/01/18		100	101,000
6.88%, 4/01/22		85	84,787
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		1,400	1,413,318
Freeport-McMoRan Corp., 7.13%, 11/01/27		2,900	3,655,369
New Gold, Inc., 7.00%, 4/15/20 (a)		130	135,525
Novelis, Inc., 8.75%, 12/15/20		975	1,082,250
Teck Resources Ltd., 10.75%, 5/15/19		874	1,057,540

			10,226,876

Multi-Utilities — 1.6%
CenterPoint Energy, Inc.:
5.95%, 2/01/17		3,150	3,624,176
6.50%, 5/01/18		3,350	4,033,487

			7,657,663

Oil, Gas & Consumable Fuels — 12.7%
Alpha Natural Resources, Inc. (c):
6.00%, 6/01/19		105	91,350
6.25%, 6/01/21		145	125,425
Anadarko Petroleum Corp., 6.38%, 9/15/17		23	27,589
Berry Petroleum Co., 6.38%, 9/15/22		425	450,500
BP Capital Markets Plc (c):
3.88%, 3/10/15		1,500	1,617,357
3.20%, 3/11/16		1,875	2,011,942
Chesapeake Energy Corp. (c):
6.63%, 8/15/20		485	482,575
6.13%, 2/15/21		470	459,425
Chesapeake Midstream Partners LP:
5.88%, 4/15/21		595	593,512
6.13%, 7/15/22		475	478,562
Concho Resources, Inc., 5.50%, 10/01/22		420	425,250
CONSOL Energy, Inc., 6.38%, 3/01/21		450	438,750
Copano Energy LLC, 7.13%, 4/01/21		500	518,750

	Par (000)		Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
DCP Midstream LLC, 4.75%, 9/30/21 (a)	USD	298	$316,392
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20		1,530	1,797,807
5.00%, 10/01/21		525	572,669
Enbridge Energy Partners LP, 9.88%, 3/01/19		2,100	2,881,897
Energy Transfer Partners LP, 6.50%, 2/01/42		700	797,532
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		1,025	1,076,250
Enterprise Products Operating LLC, 6.65%, 4/15/18		4,200	5,078,951
EP Energy LLC / EP Energy Finance Inc., 6.88%, 5/01/19 (a)		475	507,062
Forest Oil Corp., 8.50%, 2/15/14		1,240	1,295,800
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20		4,200	5,190,419
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (a)		190	202,350
Linn Energy LLC:
6.25%, 11/01/19 (a)		1,125	1,113,750
7.75%, 2/01/21		450	474,750
Marathon Petroleum Corp., 3.50%, 3/01/16		1,375	1,455,836
MarkWest Energy Partners LP, 6.25%, 6/15/22		530	555,175
Newfield Exploration Co.:
6.88%, 2/01/20		595	651,525
5.63%, 7/01/24		420	447,825
Nexen, Inc., 6.40%, 5/15/37		1,380	1,752,151
Oasis Petroleum, Inc.:
7.25%, 2/01/19		270	280,800
6.50%, 11/01/21		305	307,288
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (a)(c)		524	461,775
ONEOK Partners LP, 8.63%, 3/01/19		3,400	4,453,130
Petrobras International Finance Co.:
3.88%, 1/27/16		3,725	3,872,462
5.38%, 1/27/21		2,200	2,461,100
Petrohawk Energy Corp., 10.50%, 8/01/14		615	678,136
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		445	462,800
Phillips 66, 2.95%, 5/01/17 (a)		1,060	1,111,854
Pioneer Natural Resources Co.:
6.65%, 3/15/17		650	763,587
6.88%, 5/01/18		490	591,000
Premier Oil Plc, 5.00%, 6/09/18		3,400	3,519,000
Range Resources Corp.:
6.75%, 8/01/20		520	572,000
5.75%, 6/01/21		335	355,938

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Ruby Pipeline LLC, 6.00%, 4/01/22 (a)	USD	2,975	$3,233,736
Samson Investment Co., 9.75%, 2/15/20 (a)		63	65,363
SandRidge Energy, Inc.:
7.50%, 3/15/21		200	204,000
8.13%, 10/15/22 (a)		220	228,800
SM Energy Co.:
6.63%, 2/15/19		220	227,700
6.50%, 11/15/21		345	357,075
6.50%, 1/01/23 (a)		215	219,300
Targa Resources Partners LP, 6.88%, 2/01/21		375	395,625
Tennessee Gas Pipeline Co., 8.00%, 2/01/16		831	980,063
Western Gas Partners LP, 5.38%, 6/01/21		1,525	1,714,573
The Williams Cos., Inc., 8.75%, 3/15/32		711	989,353

			62,395,586

Paper & Forest Products — 2.0%
Boise Paper Holdings LLC:
9.00%, 11/01/17		120	134,100
8.00%, 4/01/20		480	541,200
International Paper Co.:
7.50%, 8/15/21		3,325	4,335,358
7.30%, 11/15/39		3,400	4,470,619
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		330	340,725

			9,822,002

Pharmaceuticals — 1.8%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	300	409,723
Merck & Co., Inc., 6.50%, 12/01/33 (c)	USD	2,070	3,132,537
Pfizer, Inc., 7.20%, 3/15/39 (c)		1,425	2,305,475
Roche Holdings, Inc., 7.00%, 3/01/39 (a)(c)		1,825	2,838,295
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		250	265,000

			8,951,030

Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		3,400	4,180,409
Developers Diversified Realty Corp.:
4.75%, 4/15/18		645	686,408
7.88%, 9/01/20		775	956,979
ERP Operating LP, 5.75%, 6/15/17		3,405	4,013,902
HCP, Inc., 5.38%, 2/01/21		1,025	1,190,499
UDR, Inc., 4.25%, 6/01/18		1,475	1,606,029

	Par (000)		Value
Corporate Bonds

Real Estate Investment Trusts (REITs) (concluded)
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/01/21	USD	1,135	$1,245,510

			13,879,736

Real Estate Management & Development — 0.3%
Realogy Corp. (a)(c):
7.88%, 2/15/19		495	499,950
7.63%, 1/15/20		620	665,725
Shea Homes LP, 8.63%, 5/15/19		480	522,000

			1,687,675

Road & Rail — 1.4%
Florida East Coast Railway Corp., 8.13%, 2/01/17		200	210,500
The Hertz Corp., 6.75%, 4/15/19		338	354,900
Norfolk Southern Corp., 6.00%, 3/15/05 (c)		5,000	6,403,870

			6,969,270

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.75%, 8/01/20		775	811,813
KLA-Tencor Corp., 6.90%, 5/01/18		1,928	2,317,768

			3,129,581

Software — 0.3%
Infor US, Inc. (FKA Lawson Software, Inc.), 9.38%, 4/01/19 (a)		960	1,027,200
Symantec Corp., 2.75%, 6/15/17		600	608,156

			1,635,356

Specialty Retail — 1.5%
AutoNation, Inc., 6.75%, 4/15/18		1,965	2,183,606
Limited Brands, Inc., 7.00%, 5/01/20		980	1,089,025
QVC, Inc. (a):
7.38%, 10/15/20		105	117,461
5.13%, 7/02/22		1,510	1,573,705
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19		595	664,169
VF Corp., 5.95%, 11/01/17 (c)		1,475	1,757,415

			7,385,381

Tobacco — 2.2%
Altria Group, Inc., 10.20%, 2/06/39		3,929	6,806,659
BAT International Finance Plc, 3.25%, 6/07/22 (a)		1,425	1,458,805
Lorillard Tobacco Co., 3.50%, 8/04/16		2,450	2,595,834

			10,861,298

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	6

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds

Trading Companies & Distributors — 0.3%
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24 (a)	USD 1,390	$1,410,850

Transportation Infrastructure — 1.0%
Penske Truck Leasing Co. LP / PTL Finance Corp. (a):
3.75%, 5/11/17	3,150	3,194,318
4.88%, 7/11/22	1,650	1,648,028

		4,842,346

Wireless Telecommunication Services — 4.7%
America Movil SAB de CV (c):
2.38%, 9/08/16	2,675	2,759,353
3.13%, 7/16/22	1,025	1,054,652
American Tower Corp.:
4.50%, 1/15/18	1,925	2,064,449
5.90%, 11/01/21	1,295	1,468,499
Cricket Communications, Inc., 7.75%, 5/15/16	670	710,200
Crown Castle International Corp., 9.00%, 1/15/15	890	970,656
Crown Castle Towers LLC (a):
5.50%, 1/15/37	1,175	1,312,193
6.11%, 1/15/40	1,300	1,530,888
Nextel Communications, Inc., Series E, 6.88%, 10/31/13	270	271,012
SBA Telecommunications, Inc., 5.75%, 7/15/20 (a)	249	262,073
SBA Tower Trust, 5.10%, 4/15/42 (a)	4,225	4,621,170
Sprint Capital Corp., 6.88%, 11/15/28	1,000	895,000
Sprint Nextel Corp. (a):
9.00%, 11/15/18	1,860	2,171,550
7.00%, 3/01/20	2,670	2,910,300

		23,001,995

Total Corporate Bonds – 107.9%		528,896,722

Floating Rate Loan Interests — 0.1% (b)

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17	580	578,312

Municipal Bonds – 0.9%

Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31	3,450	4,436,424

	Par (000)	Value
Preferred Securities

Capital Trusts

Capital Markets — 4.3%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)	USD 2,500	$2,703,750
RBS Capital Trust I, 4.71% (b)(e)	1,200	726,000
RBS Capital Trust II, 6.43% (b)(e)	1,250	943,750
State Street Capital Trust III, 5.46% (b)(e)	2,920	2,935,768
State Street Capital Trust IV, 1.47%, 6/15/37 (b)	18,235	13,600,684

		20,909,952

Commercial Banks — 3.2%
Barclays Bank Plc, 7.43% (a)(b)(e)	650	648,663
BNP Paribas, 7.20% (a)(b)(c)(e)	1,500	1,359,000
Credit Agricole SA, 8.38% (a)(b)(c)(e)	1,475	1,290,625
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	1,190	969,850
HSBC Capital Funding LP/Jersey Channel Islands, 10.18% (a)(b)(c)(e)	4,835	6,333,850
M&T Capital Trust II, 8.28%, 6/01/27	3,630	3,684,210
National City Preferred Capital Trust I, 12.00% (b)(e)	1,100	1,132,362

		15,418,560

Diversified Financial Services — 1.2%
JPMorgan Chase Capital XXIII, 1.47%, 5/15/47 (b)(c)	8,775	6,084,295

Electric Utilities — 0.6%
PPL Capital Funding, 6.70%, 3/30/67 (b)	3,000	3,067,500

Insurance — 9.3%
Ace Capital Trust II, 9.70%, 4/01/30 (c)	2,500	3,525,000
The Allstate Corp., 6.50%, 5/15/67 (b)	5,000	5,150,000
American General Capital II, 8.50%, 7/01/30	100	109,027
American International Group, Inc., 8.18%, 5/15/68 (b)	900	1,026,000
Aon Corp., 8.21%, 1/01/27	2,500	2,941,252
AXA SA, 6.38% (a)(b)(e)	3,000	2,437,500
Bank One Capital III, 8.75%, 9/01/30	2,000	2,781,500
The Chubb Corp., 6.38%, 3/29/67 (b)	2,000	2,090,000
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)	2,925	4,051,125
Lincoln National Corp., 7.00%, 5/17/66 (b)	3,350	3,324,875
MetLife, Inc., 6.40%, 12/15/66	3,325	3,472,886

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Par (000)		Value
Capital Trusts

Insurance (concluded)
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, 3/15/72 (a)(b)	USD	1,420	$1,497,032
Northwestern Mutual Life
Insurance, 6.06%, 3/30/40 (a)(c)		3,800	4,936,474
Principal Life Insurance Co., 8.00%, 3/01/44 (a)		2,500	2,792,988
Reinsurance Group of America, 6.75%, 12/15/65 (b)		3,000	2,838,972
Swiss Re Solutions Holding Corp., 7.75%, 6/15/30 (c)		2,000	2,542,292

			45,516,923

Multi-Utilities — 1.4%
Dominion Resources Capital Trust I, 7.83%, 12/01/27		2,500	2,562,493
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		3,900	4,212,000

			6,774,493

Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)		2,000	2,190,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		4,000	4,175,532

			6,365,532

Road & Rail — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		3,750	4,068,750

Total Capital Trusts – 22.1%			108,206,005

	Shares
Preferred Stocks

Aerospace & Defense — 0.1%
United Technologies Corp., 7.50% (g)		9,500	501,125

Auto Components — 0.1%
Dana Holding Corp., 4.00% (a)		4,000	454,500

Diversified Financial Services — 0.4%
Ally Financial, Inc., 7.00% (a)		2,350	2,111,769

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 8.25% (b)(h)		14,000	26,040
Freddie Mac, Series Z, 8.38% (b)(h)		14,000	28,000

			54,040

	Shares		Value
Preferred Stocks

Wireless Telecommunication Services — 0.6%
Centaur Funding Corp., 9.08% (a)		2,423	$2,904,571

Total Preferred Stocks – 1.2%			6,026,005

Trust Preferreds

Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.13% (b)		57,110	1,392,342

Machinery —0.4%
Stanley Black & Decker, Inc., 5.75%		70,000	1,764,700

Total Trust Preferreds – 0.7%			3,157,042

Total Preferred Securities – 24.0%			117,389,052

US Government Sponsored Agency Securities — 0.3%	Par (000)

Fannie Mae, 2.61%, 10/09/19 (c)(i)	USD	1,670	1,385,933

US Treasury Obligations

US Treasury Bonds (c):
3.75%, 8/15/41		1,470	1,835,892
3.13%, 11/15/41		990	1,103,850
3.00%, 5/15/42		3,400	3,697,500
US Treasury Notes:
0.88%, 12/31/16 (c)		3,847	3,907,110
0.63%, 5/31/17 (c)		10,380	10,405,140
2.00%, 2/15/22		145	152,137
1.75%, 5/15/22		115	117,713

Total US Treasury Obligations – 4.3%			21,219,342

Total Long-Term Investments (Cost – $631,271,687) – 139.0%			680,971,986

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	8

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

	Shares		Value
Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (j)(k)		1,347,013	$1,347,013

Total Short-Term Securities (Cost – $1,347,013) – 0.3%			1,347,013

Options Purchased	Notional Amount (000)

Over-the-Counter Interest Rate Call Swaptions — 0.0%
Pay a fixed rate of 2.36% and receive a floating rate based on 3-month LIBOR, Expires 10/17/12, Broker Barclays Plc	USD	600	21,212
Pay a fixed rate of 0.71% and receive a floating rate based on 3-month LIBOR, Expires 6/28/13, Broker Deutsche Bank AG		36,800	205,638
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Citigroup, Inc.		8,100	107,030

			333,880

Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 2.36% and receive a floating rate based on 3-month LIBOR, Expires 10/17/12, Broker Barclays Plc		600	23,024
Pay a fixed rate of 0.71% and receive a floating rate based on 3-month LIBOR, Expires 6/28/13, Broker Deutsche Bank AG		36,800	64,566
Pay a fixed rate of 1.16% and receive a floating rate based on 3-month LIBOR, Expires 7/11/13, Broker Citigroup, Inc.		8,100	82,299
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 9/16/13, Broker Credit Suisse Group AG	EUR	5,300	23,421
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 10/21/13, Broker Citigroup, Inc.		5,000	27,563
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 12/12/13, Broker Credit Suisse Group AG	EUR	4,000	29,421

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG	USD	4,800	$108,864

			359,158

Total Options Purchased (Cost – $1,017,597) – 0.1%			693,038

Total Investments Before Options Written (Cost – $633,636,297*) – 139.4%			683,012,037

Options Written	Notional Amount (000)

Over-the-Counter Interest Rate Call Swaptions — (0.0)%

Pay a fixed rate of 2.34% and receive a floating rate based on 3-month LIBOR, Expires 5/07/13, Broker Morgan Stanley		700	$(42,674)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.		2,700	(47,493)
Pay a fixed rate of 1.00% and receive a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Credit Suisse Group AG		8,400	(59,626)

			(149,793)

Over-the-Counter Interest Rate Put Swaptions — (0.1)%

Receive a fixed rate of 2.34% and pay a floating rate based on 3-month LIBOR, Expires 5/07/13, Broker Morgan Stanley		700	(8,031)
Receive a fixed rate of 2.40% and pay a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citigroup, Inc.		2,700	(18,750)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, Expires 7/11/14, Broker Credit Suisse Group AG		8,400	(99,500)
Receive a fixed rate of 6.00% and pay a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		9,600	(109,859)

			(236,140)

Total Options Written (Premiums Received – $462,915) – (0.1)%			(385,933)

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY) (Percentages shown are based on Net Assets)

Total Investments, Net of Options Written – 139.3%	682,626,104
Liabilities in Excess of Other Assets – (39.3)%	(192,662,083)

Net Assets – 100.0%	$489,964,021

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Convertible security.
(h)	Non-income producing security.
(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	405,708	941,305	1,347,013	$4,132

(k)	Represents the current yield as of report date.

Tax cost	$633,495,435

Gross unrealized appreciation	$55,754,758
Gross unrealized depreciation	(6,238,156)

Net unrealized appreciation	$49,516,602

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
Fannie Mae	Federal National Mortgage Association
FKA	Formerly Known As
Freddie Mac	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•	For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of July 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
UBS Securities LLC	(1.25%)	2/02/12	Open	$ 522,148	$ 525,450
Credit Suisse Securities (USA) LLC	0.35%	2/15/12	Open	4,183,262	4,176,440
Credit Suisse Securities (USA) LLC	0.35%	2/22/12	Open	4,448,202	4,441,250

UBS Securities LLC	0.35%	3/13/12	Open	5,031,888	5,025,000
UBS Securities LLC	0.37%	3/13/12	Open	5,488,067	5,480,125
UBS Securities LLC	0.38%	3/13/12	Open	4,222,650	4,216,375
UBS Securities LLC	0.32%	3/13/12	Open	2,329,416	2,326,500
Credit Suisse Securities (USA) LLC	0.38%	3/21/12	Open	21,044,021	21,014,519
Credit Suisse Securities (USA) LLC	0.35%	3/21/12	Open	9,313,709	9,301,681

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	10

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Reverse repurchase agreements outstanding as of July 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.35%	3/22/12	Open	$ 1,408,055	$ 1,406,250
UBS Securities LLC	0.35%	3/23/12	Open	439,364	438,805
Credit Suisse Securities (USA) LLC	0.35%	3/27/12	Open	1,563,849	1,561,920
UBS Securities LLC	0.38%	3/27/12	Open	3,770,548	3,765,500
UBS Securities LLC	0.10%	4/16/12	Open	783,233	783,000
Barclays Capital, Inc.	0.35%	4/18/12	Open	30,397,910	30,366,910
Credit Suisse Securities (USA) LLC	0.35%	4/23/12	Open	2,692,639	2,690,050
Barclays Capital, Inc.	0.35%	4/24/12	Open	1,742,269	1,740,594
Deutsche Bank Securities, Inc.	0.12%	4/24/12	Open	3,877,132	3,875,853
UBS Securities LLC	0.34%	4/24/12	Open	1,326,489	1,325,250
BNP Paribas Securities Corp.	0.23%	4/25/12	Open	1,330,570	1,329,737
BNP Paribas Securities Corp.	0.19%	4/25/12	Open	1,656,444	1,655,588
UBS Securities LLC	0.34%	4/25/12	Open	6,402,296	6,396,376
BNP Paribas Securities Corp.	0.35%	4/26/12	Open	2,777,617	2,775,000
BNP Paribas Securities Corp.	0.37%	4/26/12	Open	4,368,351	4,364,000
UBS Securities LLC	0.00%	5/07/12	Open	381,875	381,875
UBS Securities LLC	0.38%	5/07/12	Open	17,680,035	17,664,000
UBS Securities LLC	0.35%	5/07/12	Open	3,879,241	3,876,000
UBS Securities LLC	0.25%	5/07/12	Open	1,279,514	1,278,750
UBS Securities LLC	0.25%	5/10/12	Open	842,915	842,435
Credit Suisse Securities (USA) LLC	0.35%	5/11/12	Open	1,566,279	1,565,031
Credit Suisse Securities (USA) LLC	0.35%	5/14/12	Open	717,738	717,187
Credit Suisse Securities (USA) LLC	0.35%	5/15/12	Open	1,607,906	1,606,688
Deutsche Bank Securities, Inc.	(1.00%)	5/16/12	Open	411,368	412,250
Credit Suisse Securities (USA) LLC	0.35%	5/18/12	Open	2,596,642	2,594,750
Credit Suisse Securities (USA) LLC	0.35%	5/24/12	Open	1,671,559	1,670,438
Deutsche Bank Securities, Inc.	0.19%	5/29/12	Open	1,047,279	1,046,925
UBS Securities LLC	0.34%	5/31/12	Open	3,341,330	3,339,375
Deutsche Bank Securities, Inc.	(1.50%)	6/07/12	Open	114,649	114,912
Deutsche Bank Securities, Inc.	(1.50%)	6/11/12	Open	82,774	82,950
UBS Securities LLC	0.32%	6/29/12	Open	2,390,701	2,390,000
Deutsche Bank Securities, Inc.	(2.00%)	7/02/12	Open	423,755	424,462
Merrill Lynch	0.10%	7/02/12	Open	10,367,889	10,367,025
Credit Suisse Securities (USA) LLC	0.35%	7/03/12	Open	3,163,392	3,162,500
Credit Suisse Securities (USA) LLC	0.35%	7/12/12	Open	2,014,942	2,014,550

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Reverse repurchase agreements outstanding as of July 31, 2012 (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Credit Suisse Securities (USA) LLC	0.35%	7/13/12	Open	$3,447,787	$3,447,150
Credit Suisse Securities (USA) LLC	0.35%	7/16/12	Open	1,412,533	1,412,313
Barclays Capital, Inc.	0.35%	7/25/12	Open	4,245,374	4,245,085
UBS Securities LLC	0.33%	7/25/12	Open	2,254,495	2,254,350
Credit Suisse Securities (USA) LLC	0.35%	7/25/12	Open	1,955,664	1,955,531
BNP Paribas Securities Corp.	0.15%	7/27/12	Open	3,740,078	3,740,000
Credit Suisse Securities (USA) LLC	0.35%	7/27/12	Open	979,923	979,875
UBS Securities LLC	0.34%	7/27/12	Open	1,163,305	1,163,250
Credit Suisse Securities (USA) LLC	(0.25%)	7/30/12	Open	1,248,590	1,248,607
Credit Suisse Securities (USA) LLC	0.35%	7/30/12	Open	1,160,085	1,160,062
Total				$198,309,746	$198,140,499

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts purchased as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation
223	5-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	27,826,219	$ 227,386

•	Financial futures contracts sold as of July 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
1	Euro-Bund	Eurex	September 2012	EUR	177,879	$(1,441)
482	10-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	64,904,312	(926,089)
44	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	USD	6,645,375	(168,807)
131	Ultra Long Term US Treasury Bond	Chicago Board of Trade	September 2012	USD	22,597,500	(1,047,602)

Total						$(2,143,939)

•	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD 559,669	EUR	456,500	Citibank NA	10/22/12	$ (3,062)

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	1,185	$(36,873)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Plc	12/20/16	USD	1,185	(41,229)
Time Warner Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	USD	7,500	(3,555)
STMicroelectronics NV	1.00%	Barclays Capital, Inc.	6/20/17	EUR	1,215	(5,637)
General Dynamic Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	1,655	(5,971)
Hewlett-Packard Co.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	810	22,808
Lockheed Martin Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	1,655	(9,833)

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	12

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Northrop Grumman Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	1,400	$(6,474)
Raytheon Co.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	1,400	(5,772)
Viacom, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	3,600	(13,865)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	2,275	(1,782)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	2,275	6,251
Hewlett-Packard Co.	1.00%	JPMorgan Chase & Co.	9/20/17	USD	150	3,393

Total						$(98,539)

•	Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
DIRECTV Holdings LLC	1.00%	Credit Suisse Securities (USA) LLC	3/20/17	BBB	USD	7,500	$186,074
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD	994	24,405
Comcast Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	BBB+	USD	3,600	8,360
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A-	USD	2,275	(1,211)
Wellpoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A-	USD	2,275	(371)
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	900	(24,596)

Total							$192,661

[1]	Using Standard & Poor’s rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of July 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.18%[3]	3-month LIBOR	Deutsche Bank AG	4/11/17	USD	20,700	$(422,130)
1.10%[3]	3-month LIBOR	JPMorgan Chase & Co.	5/22/17	USD	27,800	(441,388)
1.10%[3]	3-month LIBOR	Deutsche Bank AG	5/29/17	USD	1,400	(22,610)
4.03%[3]	3-month LIBOR	UBS AG	4/18/22	USD	3,700	(703,995)
2.06%[4]	3-month LIBOR	Credit Suisse Securities (USA) LLC	5/08/22	USD	3,300	144,543
1.80%[4]	3-month LIBOR	Citibank NA	6/01/22	USD	900	17,495
2.48%[3]	3-month LIBOR	Credit Suisse Securities (USA) LLC	7/05/42	USD	2,200	(61,263)
2.26%[3]	3-month LIBOR	Goldman Sachs Bank USA	7/26/42	USD	1,100	24,491

Total						$(1,464,857)

[3]	Trust pays a fixed rate and receives floating rate.
[4]	Trust pays a floating rate and receives fixed rate.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Asset-Backed Securities	–	$4,833,576	$2,232,625	$7,066,201
Corporate Bonds	–	525,377,722	3,519,000	528,896,722
Floating Rate Loan Interests	–	578,312	–	578,312
Municipal Bonds	–	4,436,424	–	4,436,424
Preferred Securities	$1,947,507	115,441,545	–	117,389,052
US Government Sponsored Agency Securities	–	1,385,933	–	1,385,933
US Treasury Obligations	–	21,219,342	–	21,219,342
Short-Term Securities	1,347,013	–	–	1,347,013
Total	$3,294,520	$673,272,854	$5,751,625	$682,318,999

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets
Interest rate contracts	$227,386	$879,567	–	$1,106,953
Credit contracts	–	251.291	–	251,291
Liabilities
Interest rate contracts	(2,143,939)	(2,037,319)	–	(4,181,258)
Foreign currency exchange contracts	–	(3,062)	–	(3,062)
Credit contracts	–	(157,169)	–	(157,169)
Total	$(1,916,553)	$(1,066,692)	–	$(2,983,245)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	14

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust II, Inc. (PSY)

Certain of the Trust’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for financial futures contracts	$1,252,000	–	–	$1,252,000
Cash pledged as collateral for Swaps	230,000	–	–	230,000
Foreign currency	517	–	–	517
Liabilities:
Bank overdraft	–	$(1,000)	–	(1,000)
Cash received as collateral for Reverse
Repurchase
Agreements	–	(2,123,000)	–	(2,123,000)
Reverse Repurchase Agreements	–	$(198,140,499)	–	(198,140,499)

Total	$1,482,517	$(200,264,499)	–	$(198,781,982)

There were no transfers between Level 1 and Level 2 during the period ended July 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total

Assets:
Opening Balance, as of October 31, 2011	$2,053,750	$3,536,000	$5,589,750
Transfers into Level 3[1]	–	–	–
Transfers out of Level 3[1]	–	–	–
Accrued discounts/premiums	28,288	–	28,288
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[2]	150,587	(17,000)	133,587
Purchases	–	–	–
Sales	–	–	–

Closing Balance, as of July 31, 2012	$2,232,625	$3,519,000	$5,751,625

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of July 31, 2012 was $133,587.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts

Assets:
Opening Balance, as of October 31, 2011	$5,018
Transfers into Level 3[1]
Transfers out of Level 3[1]
Accrued discounts/premium	–
Net realized gain (loss)	–
Net change in unrealized appreciation/depreciation[3]	(5,018)
Purchases	–
Issues[4]	–
Sales	–
Settlements[5]	–

Closing Balance, as of July 31, 2012	$–

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of July 31, 2012 was $0.
[4]	Issues represent upfront cash received on certain derivative financial instruments.
[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.	JULY 31, 2012	15

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust II, Inc.

Date: September 25, 2012